Condensed Statements of Financial Position - ILS (₪) ₪ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Current assets
Cash and cash equivalents	₪ 41,075	₪ 8,683	₪ 14,855
Short-term bank deposits		5,012	12,006
Restricted deposits			40
Trade receivables	374	501	347
Other current assets	958	1,159	888
Inventory	855	825	372
Total current assets	43,262	16,180	28,508
Non-current assets
Property and equipment, net	211	238	199
Deferred offering costs		1,155
Restricted deposits	197	191	187
Right of use asset, net	780	992	1,205
Total non-current assets	1,188	2,576	1,591
Total assets	44,450	18,756	30,099
Current liabilities
Current maturities of leasing liabilities	467	467	467
Trade payables	778	942	825
Other current liabilities	3,642	3,522	2,481
Derivative warrants liability	4,023
Liability in respect of government grants	109	109	205
Total current liabilities	9,019	5,040	3,978
Non-current liabilities
Liability in respect of government grants	1,173	1,059	848
Leasing liability, net current	395	605	808
Total non-current liabilities	1,568	1,664	1,656
Shareholders’ equity
Share capital and premium	112,708	80,440	80,440
Capital reserve in respect of share-based payment	9,868	8,425	7,649
Accumulated deficit	(88,713)	(76,813)	(63,624)
Total shareholders’ equity	33,863	12,052	24,465
Total liabilities and shareholders’ equity	₪ 44,450	₪ 18,756	₪ 30,099